Fair value of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Of Financial Assets And Liabilities
Fair value measured of assets and liabilities

	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	622	-	-	622
Commodity derivatives	39	4	-	43
Balance at June 30, 2022	661	4	-	665
Balance at December 31, 2021	650	23	−	673

Liabilities
Foreign currency derivatives	-	(273)	-	(273)
Interest rate derivatives	−	(7)	-	(7)
Balance at June 30, 2022	−	(280)	-	(280)
Balance at December 31, 2021	(1)	(272)	−	(273)